Leases - Schedule of Future Minimum Lease Commitments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 310
2020	283
2021	254
2022	230
2023	199
Thereafter	714
Total	$ 1,990